Interest rate benchmark reform - Exposures with or without fallback clauses (Details) £ in Millions, $ in Millions		Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 145,259	[1]		£ 134,267
Financial assets at fair value through the income statement		188,226	[1]		171,761
Non-derivative financial assets		1,049,896		$ 132	1,051,400
Subordinated liabilities		(32,185)	[1]		(32,005)		£ (33,425)
Financial liabilities designated at fair value		(251,131)	[1]		(249,626)
Non-derivative financial liabilities		(1,000,754)			(1,001,271)
Other equity instruments		(56,317)	[2]		(53,710)	[2]	(50,615)
Notional contract amount		47,412,915			42,625,605
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments	[3]	(9,693)			(8,621)		£ (8,323)
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		28,250			39,216
Financial assets at fair value through the income statement		9,165			8,055
Non-derivative financial assets		37,601			47,905
Subordinated liabilities		(5,136)			(897)
Financial liabilities designated at fair value		(920)			(2,320)
Non-derivative financial liabilities		(6,056)			(4,669)
Standby facilities, credit lines and other commitments		115,493			108,202
Notional contract amount		6,402,147			12,688,971
IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,743,182			4,708,416
IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		802,299			870,903
IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		9,949			14,896
IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,380,378			6,458,375
IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		466,339			636,381
IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)			(5,184)
IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,012
Financial assets at fair value through the income statement		424
Non-derivative financial assets		8,436
Subordinated liabilities		(1,249)
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(1,957)
Standby facilities, credit lines and other commitments		46,555
Notional contract amount		725,014
IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		386,089
IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		338,925
IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,437
Financial assets at fair value through the income statement		203
Non-derivative financial assets		4,640
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		26,172
Notional contract amount		16,386
IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		16,111
IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		275
GBP London Interbank Offered rate (LIBOR) | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		11,761			19,317
Financial assets at fair value through the income statement		101			1,190
Non-derivative financial assets		11,862			20,693
Subordinated liabilities		(36)			(21)
Financial liabilities designated at fair value		(708)			(149)
Non-derivative financial liabilities		(744)			(170)
Standby facilities, credit lines and other commitments		58,094			18,169
Notional contract amount		429,081			2,606,513
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		245,604			596,564
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,477			155,285
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			1,845
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			1,552,637
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			300,182
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			(2,122)
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		7,389
Financial assets at fair value through the income statement		84
Non-derivative financial assets		7,473
Subordinated liabilities		(36)
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(744)
Standby facilities, credit lines and other commitments		36,087
Notional contract amount		418,016
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		234,813
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,203
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,372
Financial assets at fair value through the income statement		17
Non-derivative financial assets		4,389
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		22,007
Notional contract amount		11,065
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		10,791
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		274
EONIA | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EONIA | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		244
EONIA | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		244
EONIA | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
JPY LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24			173
Financial assets at fair value through the income statement		5			0
Non-derivative financial assets		29			173
Subordinated liabilities		(1,213)			0
Financial liabilities designated at fair value		0			(759)
Non-derivative financial liabilities		(1,213)			(781)
Standby facilities, credit lines and other commitments		1,284			0
Notional contract amount		263,180			1,940,722
JPY LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		140,357			754,206
JPY LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,823			93,108
JPY LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			1,929
JPY LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			1,091,479
JPY LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			0
JPY LIBOR | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			0
JPY LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		0
Financial assets at fair value through the income statement		5
Non-derivative financial assets		5
Subordinated liabilities		(1,213)
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		(1,213)
Standby facilities, credit lines and other commitments		657
Notional contract amount		258,542
JPY LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		135,720
JPY LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,822
JPY LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24
Financial assets at fair value through the income statement		0
Non-derivative financial assets		24
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		627
Notional contract amount		4,639
JPY LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,638
JPY LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1
CHF LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		222			11
Financial assets at fair value through the income statement		327			283
Non-derivative financial assets		549			294
Subordinated liabilities		0			0
Financial liabilities designated at fair value		0			0
Non-derivative financial liabilities		0			0
Standby facilities, credit lines and other commitments		375			74
Notional contract amount		37,296			179,305
CHF LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,396			25,681
CHF LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900			31,257
CHF LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			491
CHF LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			119,382
CHF LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			2,494
CHF LIBOR | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			0
CHF LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		210
Financial assets at fair value through the income statement		327
Non-derivative financial assets		537
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		375
Notional contract amount		37,262
CHF LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,362
CHF LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900
CHF LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		12
Financial assets at fair value through the income statement		0
Non-derivative financial assets		12
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		0
Notional contract amount		35
CHF LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		35
CHF LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811			1,082,190
EUR LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811			457,844
EUR LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			0
EUR LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			544
EUR LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			623,802
EUR LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0			£ 0
EUR LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		413
Financial assets at fair value through the income statement		8
Non-derivative financial assets		421
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		9,436
Notional contract amount		3,626
EUR LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		3,626
EUR LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		29
Financial assets at fair value through the income statement		186
Non-derivative financial assets		215
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		3,538
Notional contract amount		403
EUR LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		403
EUR LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	For further details refer to Note 27.